Commitments and Contingencies (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Right of use assets	$ 437,363	$ 0	$ 0
Lease liability - right of use, current	164,521	0	0
Lease liability - right of use, noncurrent	315,730	$ 0	$ 0
Lease liability - right of use	$ 480,251